Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Operating activities:
Net (loss) income		$ (30,058)		$ 9,738		$ (50,805)
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Provision for doubtful accounts		15,911		7,928		5,631
Depreciation, amortization and accretion		106,909		105,472		95,235
Equity-based compensation		2,853		2,706		1,309
Loss on disposal and abandonment of assets		682		613		2,323
Non-cash interest expense, net		3,468		4,517		5,485
Settlement of cash flow hedges		(1,602)		(1,836)		(1,788)
Change in fair value of warrant liability		(9,053)
Debt modification and extinguishment costs		6,689		3,802
Non-cash loss from change in fair value on cash flow hedges		1,621		1,475		3,054
Unrealized loss (gain) on foreign exchange transactions		982		(1,775)		1,596
Deferred income taxes		529		(3,951)		1,104
Gain on disposal of discontinued operations				(52,792)
Changes in operating assets and liabilities:
Accounts receivable		(18,747)		(13,489)		(11,482)
EIP receivables		1,356		(4,588)		(23,361)
Inventory		(105)		3,790		(14,450)
Prepaid expenses and other current assets		3,782		896		(2,809)
Other assets		(3,432)		(509)		(2,150)
Accounts payable		(8,987)		(5,736)		9,888
Other current liabilities and accrued expenses		(5,512)		(2,316)		9,225
Customer deposits and unearned revenue		(2,273)		(4,978)		427
Net cash provided by operating activities		65,013		48,967		28,432
Investing activities:
Purchase of property and equipment		(92,352)		(107,780)		(106,616)
Proceeds from the sale of Trilogy Dominicana, net of cash sold of $875				28,723		27,000
Changes in restricted cash		1,108		7,461		(3,732)
Purchase of short-term investments		(48,088)
Maturities and sales of short-term investments		23,931
Purchase of spectrum licenses and other additions to license costs		(3,279)		(2,636)		(969)
Acquisition of a business, net of cash acquired						(7,624)
Changes in long-term deposits and other		(526)		(40)		946
Net cash used in investing activities		(119,206)		(74,272)		(90,995)
Financing activities:
Payments of debt		(613,487)		(582,039)		(73,934)
Proceeds from debt		514,485		581,167		96,918
Proceeds from equity issuance, net of issuance costs		199,267		(4,947)
Debt issuance, modification and extinguishment costs		(9,151)		(7,577)		(2,262)
Payments of financed license obligation		(10,393)
Capital contributions from members		1,400		5,000		6,941
Purchase of shares from noncontrolling interest		(1,675)		(3,567)
Dividends to shareholders and noncontrolling interest		(537)		(7,116)		(2,847)
Capital contributions from noncontrolling interests						3,057
Net cash provided by (used in) financing activities		79,909		(19,079)		27,873
Net increase (decrease) in cash and cash equivalents		25,716		(44,384)		(34,690)
Cash and cash equivalents, beginning of period	[1]	21,154	[2]	64,993	[2]	100,266
Effect of exchange rate changes		223		545		(583)
Cash and cash equivalents, end of period	[2]	$ 47,093		$ 21,154	[1]	$ 64,993	[1]

[1]	Includes cash and cash equivalents reclassified to assets held for sale of $1,142 and $1,514 as of January 1, 2016 and 2015, respectively.
[2]	Includes cash and cash equivalents reclassified to assets held for sale of $1,142 as of December 31, 2015.